SUPPLEMENT TO THE  CLASS A AND CLASS C PROSPECTUS
OF
Allspring Real Return Fund
(the “Fund”)
Effective immediately, the Fund’s Average Annual Total Returns table in the section entitled “Fund Summary - Performance” is hereby replaced with the following:

Average Annual Total Returns for the periods ended 12/31/2022 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	2/28/2003	-14.19%	1.04%	0.72%
Class A (after taxes on distributions)	2/28/2003	-16.01%	-0.15%	-0.32%
Class A (after taxes on distributions and the sale of Fund Shares)	2/28/2003	-8.32%	0.34%	0.18%
Class C (before taxes)	2/28/2003	-11.81%	1.23%	0.59%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		-19.21%	8.79%	12.13%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		-13.01%	0.02%	1.06%
Real Return Blended Index (reflects no deduction for fees, expenses, or taxes)[1]		-11.85%	2.11%	1.12%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)		-19.13%	9.13%	12.37%
Bloomberg U.S. TIPS Index (reflects no deduction for fees, expenses, or taxes)		-11.85%	2.11%	1.12%
1.	Source: Allspring Funds Management, LLC The Real Return Blended Index is comprised of 40% Russell 1000® Index, 35% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index and 25% Bloomberg U.S. Aggregate Bond Index. Prior to December 1, 2023, the Real Return Blended Index was comprised of 100% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index.

March 1, 2024	SUM1755 03-24

SUPPLEMENT TO THE  CLASS R6 PROSPECTUS
OF
Allspring Real Return Fund
(the “Fund”)
Effective immediately, the Fund’s Average Annual Total Returns table in the section entitled “Fund Summary - Performance” is hereby replaced with the following:

Average Annual Total Returns for the periods ended 12/31/2022[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R6	10/31/2016	-9.86%	2.38%	1.53%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		-19.21%	8.79%	12.13%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		-13.01%	0.02%	1.06%
Real Return Blended Index (reflects no deduction for fees, expenses, or taxes)[2]		-11.85%	2.11%	1.12%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)		-19.13%	9.13%	12.37%
Bloomberg U.S. TIPS Index (reflects no deduction for fees, expenses, or taxes)		-11.85%	2.11%	1.12%
1.	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect Class R6 expenses. If these expenses had been included, returns for Class R6 would be higher.
2.	Source: Allspring Funds Management, LLC The Real Return Blended Index is comprised of 40% Russell 1000® Index, 35% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index and 25% Bloomberg U.S. Aggregate Bond Index. Prior to December 1, 2023, the Real Return Blended Index was comprised of 100% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index.

March 1, 2024	SUP4690 03-24

SUPPLEMENT TO THE  ADMINISTRATOR CLASS PROSPECTUS
OF
Allspring Real Return Fund
(the “Fund”)
Effective immediately, the Fund’s Average Annual Total Returns table in the section entitled “Fund Summary - Performance” is hereby replaced with the following:

Average Annual Total Returns for the periods ended 12/31/2022
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	2/28/2003	-9.98%	2.19%	1.41%
Administrator Class (after taxes on distributions)	2/28/2003	-11.88%	0.98%	0.34%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	2/28/2003	-5.83%	1.21%	0.70%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		-19.21%	8.79%	12.13%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		-13.01%	0.02%	1.06%
Real Return Blended Index (reflects no deduction for fees, expenses, or taxes)[1]		-11.85%	2.11%	1.12%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)		-19.13%	9.13%	12.37%
Bloomberg U.S. TIPS Index (reflects no deduction for fees, expenses, or taxes)		-11.85%	2.11%	1.12%
1.	Source: Allspring Funds Management, LLC The Real Return Blended Index is comprised of 40% Russell 1000® Index, 35% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index and 25% Bloomberg U.S. Aggregate Bond Index. Prior to December 1, 2023, the Real Return Blended Index was comprised of 100% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index.

March 1, 2024	SUP1756 03-24

SUPPLEMENT TO THE  INSTITUTIONAL CLASS PROSPECTUS
OF
Allspring Real Return Fund
(the “Fund”)
Effective immediately, the Fund’s Average Annual Total Returns table in the section entitled “Fund Summary - Performance” is hereby replaced with the following:

Average Annual Total Returns for the periods ended 12/31/2022[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	10/31/2016	-9.91%	2.33%	1.50%
Institutional Class (after taxes on distributions)	10/31/2016	-11.92%	1.00%	0.35%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	10/31/2016	-5.78%	1.28%	0.73%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		-19.21%	8.79%	12.13%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		-13.01%	0.02%	1.06%
Real Return Blended Index (reflects no deduction for fees, expenses, or taxes)[2]		-11.85%	2.11%	1.12%
Russell 1000® Index (reflects no deduction for fees, expenses, or taxes)		-19.13%	9.13%	12.37%
Bloomberg U.S. TIPS Index (reflects no deduction for fees, expenses, or taxes)		-11.85%	2.11%	1.12%
1.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect Class Institutional expenses. If these expenses had been included, returns for Institutional Class would be higher.
2.	Source: Allspring Funds Management, LLC The Real Return Blended Index is comprised of 40% Russell 1000® Index, 35% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index and 25% Bloomberg U.S. Aggregate Bond Index. Prior to December 1, 2023, the Real Return Blended Index was comprised of 100% Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index.

March 1, 2024	SUP4717 03-24